Accrued liabilities (Tables)	12 Months Ended
Mar. 28, 2026
Accrued Liabilities, Current [Abstract]
Schedule of accrued liabilities
The components of accrued liabilities are as follows:

	As of
	March 28, 2026	March 29, 2025
	(In thousands)
Compensation related accruals	$3,143	$2,641
Interest and bank fees	1,548	783
Accrued property and equipment additions	536	657
Sales return provision	168	226
Professional and other service fees	827	1,025
Other	1,262	721

Total accrued liabilities	$7,484	$6,053